Right-of-use assets and lease liabilities - Right-of-use assets (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Leases [Line Items]
Right-of-use assets	R$ 127,126	R$ 202,222
Cost
Leases [Line Items]
Right-of-use assets	436,503	431,313
Impairment losses
Leases [Line Items]
Right-of-use assets	(2,966)
Accumulated depreciation
Leases [Line Items]
Right-of-use assets	(306,411)	(229,091)
Vehicles
Leases [Line Items]
Right-of-use assets	45,985	76,675
Vehicles | Cost
Leases [Line Items]
Right-of-use assets	149,726	149,040
Vehicles | Impairment losses
Leases [Line Items]
Right-of-use assets	(1,017)
Vehicles | Accumulated depreciation
Leases [Line Items]
Right-of-use assets	(102,724)	(72,365)
Buildings
Leases [Line Items]
Right-of-use assets	41,146	75,902
Buildings | Cost
Leases [Line Items]
Right-of-use assets	188,601	189,689
Buildings | Impairment losses
Leases [Line Items]
Right-of-use assets	(1,282)
Buildings | Accumulated depreciation
Leases [Line Items]
Right-of-use assets	(146,173)	(113,787)
Machinery and equipment
Leases [Line Items]
Right-of-use assets	39,995	49,645
Machinery and equipment | Cost
Leases [Line Items]
Right-of-use assets	98,176	92,584
Machinery and equipment | Impairment losses
Leases [Line Items]
Right-of-use assets	(667)
Machinery and equipment | Accumulated depreciation
Leases [Line Items]
Right-of-use assets	R$ (57,514)	R$ (42,939)